Baird Intermediate Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
	Principal		% of
	Amount	Value	Net Assets
LONG-TERM INVESTMENTS
U.S. Treasury Securities
U.S. Treasury Bonds:
1.750%, 03/31/2022	$233,200,000	$240,341,750
1.875%, 03/31/2022	407,275,000	420,750,076
0.500%, 03/15/2023	42,100,000	42,372,976
2.500%, 05/15/2024	326,875,000	355,655,324
2.250%, 11/15/2025	285,675,000	313,930,043
2.000%, 11/15/2026	55,125,000	60,372,642
2.250%, 11/15/2027	171,475,000	192,802,203
3.125%, 11/15/2028	96,775,000	116,829,350
1.625%, 08/15/2029	76,425,000	82,947,993
1.500%, 02/15/2030	6,725,000	7,240,671
Total U.S. Treasury Securities (Cost $1,711,350,293)		1,833,243,028	41.8%

Other Government Related Securities
CNOOC Finance (2013) Ltd.,
3.000%, 05/09/2023 (1)	2,000,000	2,039,206
CNOOC Nexen Finance (2014) ULC,
4.250%, 04/30/2024 (1)	5,150,000	5,479,546
Sinopec Group Overseas Development [2015] Ltd.,
2.500%, 04/28/2020 (1)(2)	3,000,000	3,003,390
Sinopec Group Overseas Development [2016] Ltd.,
2.750%, 05/03/2021 (1)(2)	5,300,000	5,328,832
Total Other Government Related Securities (Cost $15,344,985)		15,850,974	0.4%

Corporate Bonds
Industrials
Abbott Laboratories,
3.400%, 11/30/2023	4,853,000	5,092,842
Agilent Technologies, Inc.,
3.050%, 09/22/2026	1,495,000	1,572,072
Alimentation Couche-Tard, Inc.,
2.700%, 07/26/2022 (1)(2)	7,730,000	7,641,559
Allegion US Holding Co., Inc.,
3.200%, 10/01/2024	4,523,000	4,294,956
Anheuser-Busch InBev Finance, Inc.,
3.300%, 02/01/2023	4,005,000	4,122,547
Anheuser-Busch InBev Worldwide, Inc.:
3.650%, 02/01/2026	3,945,000	4,136,262
4.750%, 01/23/2029	835,000	921,715
ArcelorMittal,
4.550%, 03/11/2026 (1)	4,015,000	3,600,612
AT&T, Inc.:
3.950%, 01/15/2025	8,030,000	8,479,582
3.600%, 07/15/2025	2,575,000	2,728,207
4.300%, 02/15/2030	9,604,000	10,313,555
Baxter International, Inc.,
3.750%, 10/01/2025 (2)	5,150,000	5,458,275
Becton Dickinson and Co.,
7.000%, 08/01/2027	1,900,000	2,254,605
Boardwalk Pipelines LP,
5.950%, 06/01/2026	1,360,000	1,104,004
Broadcom, Inc.:
3.000%, 01/15/2022	5,625,000	5,562,394
3.625%, 10/15/2024 (2)	8,000,000	7,872,427
Bunge Limited Finance Corp.:
3.500%, 11/24/2020	2,650,000	2,671,944
3.750%, 09/25/2027	5,000,000	4,298,056
Campbell Soup Co.,
3.950%, 03/15/2025	8,000,000	8,298,161
Carrier Global Corp.,
2.242%, 02/15/2025 (2)	13,275,000	12,895,821
CH Robinson Worldwide, Inc.,
4.200%, 04/15/2028	12,300,000	13,027,951
Charter Communications Operating LLC:
4.464%, 07/23/2022	10,548,000	10,940,892
4.908%, 07/23/2025	1,277,000	1,355,655
3.750%, 02/15/2028	3,835,000	3,852,671
4.200%, 03/15/2028	2,070,000	2,116,843
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP,
2.450%, 05/01/2020 (2)	4,125,000	4,120,817
Cigna Corp.,
3.000%, 07/15/2023 (2)	5,655,000	5,790,276
CK Hutchison International Ltd.,
3.250%, 04/11/2024 (1)(2)	10,000,000	10,365,116
CNH Industrial Capital LLC:
3.875%, 10/15/2021	3,000,000	2,984,330
4.200%, 01/15/2024	2,800,000	2,735,199
CNH Industrial NV,
4.500%, 08/15/2023 (1)	5,000,000	5,230,612
Coca-Cola Femsa SAB de CV,
2.750%, 01/22/2030 (1)	8,875,000	8,670,659
Columbia Pipeline Group, Inc.,
4.500%, 06/01/2025	630,000	620,674
Comcast Corp.:
2.750%, 03/01/2023	1,475,000	1,519,776
3.100%, 04/01/2025	8,925,000	9,480,366
Constellation Brands, Inc.:
2.700%, 05/09/2022	2,975,000	2,892,404
3.500%, 05/09/2027	3,625,000	3,398,846
Cox Communications, Inc.:
3.250%, 12/15/2022 (2)	3,610,000	3,658,178
3.850%, 02/01/2025 (2)	2,800,000	2,910,367
3.350%, 09/15/2026 (2)	1,927,000	1,944,798
CVS Health Corp.:
4.000%, 12/05/2023	4,425,000	4,663,980
4.100%, 03/25/2025	3,340,000	3,533,160
3.000%, 08/15/2026	6,000,000	6,071,062
3.625%, 04/01/2027	2,500,000	2,543,156
4.300%, 03/25/2028	5,000,000	5,348,218
CVS Pass-Through Trust,
5.926%, 01/10/2034 (2)	2,092,134	2,384,958
Daimler Finance North America LLC:
2.200%, 05/05/2020 (2)	5,000,000	4,985,184
3.750%, 11/05/2021 (2)	6,800,000	6,742,170
1.750%, 03/10/2023 (2)	11,000,000	10,358,174
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.:
4.420%, 06/15/2021 (2)	4,000,000	3,999,121
5.450%, 06/15/2023 (2)	12,100,000	12,434,575
6.020%, 06/15/2026 (2)	3,000,000	3,096,245
Dollar Tree, Inc.,
3.700%, 05/15/2023	5,050,000	5,130,777
Dow Chemical Co.,
4.550%, 11/30/2025	2,515,000	2,615,572
DuPont de Nemours, Inc.,
4.493%, 11/15/2025	4,175,000	4,496,211
DXC Technology Co.:
4.450%, 09/18/2022	14,000,000	14,462,567
4.250%, 04/15/2024	5,700,000	5,887,033
Ecolab, Inc.,
4.800%, 03/24/2030	10,000,000	11,232,862
Energy Transfer Operating LP:
4.500%, 04/15/2024	1,000,000	891,905
5.500%, 06/01/2027	17,931,000	15,606,789
EnLink Midstream Partners LP,
4.400%, 04/01/2024	10,000,000	5,047,000
EQT Midstream Partners LP,
4.125%, 12/01/2026	5,000,000	2,856,250
Equifax, Inc.,
2.600%, 12/01/2024	5,000,000	4,725,859
ERAC USA Finance LLC,
2.600%, 12/01/2021 (2)	4,825,000	4,830,817
Exxon Mobil Corp.,
2.992%, 03/19/2025	13,550,000	14,351,257
Ferguson Finance PLC,
4.500%, 10/24/2028 (1)(2)	5,930,000	6,206,142
Fidelity National Information Services, Inc.:
3.500%, 04/15/2023	2,373,000	2,438,081
3.875%, 06/05/2024	1,247,000	1,310,770
3.000%, 08/15/2026	2,027,000	2,043,497
4.250%, 05/15/2028	8,690,000	9,596,982
3.750%, 05/21/2029	7,000,000	7,610,568
Fiserv, Inc.:
4.750%, 06/15/2021	1,928,000	1,945,144
3.500%, 10/01/2022	3,050,000	3,072,168
4.200%, 10/01/2028	1,035,000	1,119,863
FMC Corp.,
4.100%, 02/01/2024	4,685,000	4,879,925
Ford Motor Credit Co. LLC:
5.750%, 02/01/2021	2,000,000	1,940,000
3.336%, 03/18/2021	1,800,000	1,727,640
3.339%, 03/28/2022	2,000,000	1,860,600
2.979%, 08/03/2022	12,000,000	11,160,000
4.250%, 09/20/2022	1,545,000	1,436,850
Fortune Brands Home & Security, Inc.:
4.000%, 09/21/2023	5,775,000	5,939,263
3.250%, 09/15/2029	2,725,000	2,602,618
Fox Corp.,
4.030%, 01/25/2024 (2)	5,155,000	5,355,074
Freeport-McMoRan, Inc.:
3.550%, 03/01/2022	1,979,000	1,912,209
3.875%, 03/15/2023	1,100,000	1,039,500
General Electric Co.:
5.550%, 05/04/2020	816,000	818,090
3.150%, 09/07/2022	3,125,000	3,160,080
General Motors Financial Co., Inc.:
4.375%, 09/25/2021	5,325,000	4,902,996
4.200%, 11/06/2021	2,000,000	1,908,888
3.450%, 01/14/2022	1,475,000	1,379,386
3.150%, 06/30/2022	1,000,000	900,744
4.150%, 06/19/2023	1,325,000	1,205,216
2.900%, 02/26/2025	4,000,000	3,457,703
Genpact Luxembourg Sarl,
3.375%, 12/01/2024 (1)	7,000,000	7,028,749
Georgia-Pacific LLC,
5.400%, 11/01/2020 (2)	6,797,000	6,861,958
Glencore Funding LLC:
4.125%, 05/30/2023 (2)	1,750,000	1,612,379
4.125%, 03/12/2024 (2)	5,000,000	4,596,333
4.625%, 04/29/2024 (2)	1,000,000	914,500
4.000%, 03/27/2027 (2)	4,850,000	4,420,559
3.875%, 10/27/2027 (2)	1,150,000	1,025,613
Global Payments, Inc.,
3.750%, 06/01/2023	2,325,000	2,401,202
Grupo Bimbo SAB de CV:
4.875%, 06/30/2020 (1)(2)	870,000	877,615
4.500%, 01/25/2022 (1)(2)	8,129,000	8,162,170
3.875%, 06/27/2024 (1)(2)	5,340,000	5,263,743
Husky Energy, Inc.,
4.400%, 04/15/2029 (1)	5,000,000	3,543,090
Hutchison Whampoa International Ltd.,
4.625%, 01/13/2022 (1)(2)	7,000,000	7,299,267
Hyundai Capital America,
3.450%, 03/12/2021 (2)	9,000,000	8,993,263
Ingersoll-Rand Co.,
6.391%, 11/15/2027 (1)	1,195,000	1,343,655
International Business Machines Corp.,
3.300%, 05/15/2026	6,150,000	6,572,453
JB Hunt Transport Services, Inc.,
3.875%, 03/01/2026	3,000,000	3,082,345
Kerry Group Financial Services Unltd Co.,
3.200%, 04/09/2023 (1)(2)	5,000,000	5,287,777
Kinder Morgan, Inc.:
5.625%, 11/15/2023 (2)	1,000,000	1,047,593
7.800%, 08/01/2031	12,425,000	14,128,708
Kraft Heinz Foods Co.:
3.500%, 06/06/2022	2,000,000	1,995,467
6.375%, 07/15/2028	7,929,000	8,718,007
Lear Corp.,
3.800%, 09/15/2027	1,000,000	902,491
LyondellBasell Industries NV,
6.000%, 11/15/2021 (1)	1,100,000	1,137,274
Microchip Technology, Inc.,
3.922%, 06/01/2021	7,000,000	6,820,698
Midwest Connector Capital Co. LLC,
3.900%, 04/01/2024 (2)	7,450,000	6,954,711
Mosaic Co.,
4.250%, 11/15/2023	8,606,000	8,152,677
MPLX LP:
4.875%, 06/01/2025	10,219,000	8,414,019
4.800%, 02/15/2029	3,475,000	3,060,137
Newell Brands, Inc.,
3.850%, 04/01/2023	3,166,000	3,213,328
Nissan Motor Acceptance Corp.,
3.650%, 09/21/2021 (2)	7,210,000	7,063,350
Nutrien Ltd.,
3.150%, 10/01/2022 (1)	1,306,000	1,306,892
nVent Finance Sarl,
3.950%, 04/15/2023 (1)	18,275,000	18,995,638
NXP Semiconductors NV:
3.875%, 09/01/2022 (1)(2)	7,000,000	7,027,118
4.875%, 03/01/2024 (1)(2)	5,790,000	6,181,019
Occidental Petroleum Corp.:
2.900%, 08/15/2024	5,000,000	2,736,626
7.500%, 10/15/2026	1,288,000	683,308
ONEOK, Inc.:
7.500%, 09/01/2023	7,470,000	7,375,792
2.750%, 09/01/2024	3,300,000	2,670,883
Oracle Corp.,
2.800%, 04/01/2027	10,500,000	10,655,204
Orange SA,
9.000%, 03/01/2031 (1)	4,125,000	6,263,325
Penske Truck Leasing Co.:
2.700%, 11/01/2024 (2)	8,000,000	7,464,838
3.950%, 03/10/2025 (2)	12,000,000	12,413,550
PepsiCo, Inc.,
2.625%, 03/19/2027	5,650,000	5,931,061
Phillips 66 Partners LP,
3.605%, 02/15/2025	2,000,000	1,899,229
POSCO:
5.250%, 04/14/2021 (1)(2)	3,000,000	3,091,604
4.000%, 08/01/2023 (1)(2)	5,000,000	5,240,000
Procter & Gamble Co.,
2.800%, 03/25/2027	10,000,000	10,667,757
Regency Energy Partners LP / Regency Energy Finance Corp.,
4.500%, 11/01/2023	1,100,000	989,030
Roper Technologies, Inc.,
3.800%, 12/15/2026	1,450,000	1,494,136
Sabine Pass Liquefaction LLC,
5.875%, 06/30/2026	9,730,000	8,803,705
Samarco Mineracao SA,
5.375%, 09/26/2024 (1)(2)(8)	1,675,000	644,875
Schneider Electric SE,
2.950%, 09/27/2022 (1)(2)	2,000,000	1,997,973
Sherwin-Williams Co.,
3.300%, 02/01/2025	3,851,000	3,650,782
Smithfield Foods, Inc.,
2.650%, 10/03/2021 (2)	8,000,000	7,196,432
Solvay Finance America LLC,
4.450%, 12/03/2025 (2)	6,145,000	6,469,883
Southern Natural Gas Co. LLC,
8.000%, 03/01/2032	2,523,000	3,030,602
Sysco Corp.:
2.500%, 07/15/2021	2,000,000	2,001,828
2.600%, 06/12/2022	150,000	144,363
TC PipeLines LP:
4.375%, 03/13/2025	5,500,000	5,525,610
3.900%, 05/25/2027	8,425,000	7,953,180
Telefonica Emisiones SA,
5.462%, 02/16/2021 (1)	650,000	659,052
Toyota Motor Credit Corp.,
2.900%, 03/30/2023	10,000,000	10,060,801
TransCanada PipeLines Ltd.,
9.875%, 01/01/2021 (1)	556,000	576,939
Tyson Foods, Inc.,
4.000%, 03/01/2026	3,000,000	3,172,823
Vale Overseas Ltd.,
6.250%, 08/10/2026 (1)	3,830,000	4,136,477
Valero Energy Corp.,
3.400%, 09/15/2026	4,985,000	4,472,045
Verisk Analytics, Inc.,
4.125%, 03/15/2029	3,000,000	3,163,665
Verizon Communications, Inc.:
3.376%, 02/15/2025	853,000	911,176
4.125%, 03/16/2027	3,196,000	3,553,446
3.000%, 03/22/2027	13,000,000	13,695,758
4.329%, 09/21/2028	2,051,000	2,332,644
4.016%, 12/03/2029	5,628,000	6,320,831
VISA, Inc.,
1.900%, 04/15/2027	4,775,000	4,761,535
Vodafone Group PLC,
3.750%, 01/16/2024 (1)	3,940,000	4,101,773
Volkswagen Group of America Finance LLC:
2.653%, 11/12/2021 (3 Month LIBOR USD + 0.940%) (2)(3)	1,800,000	1,761,478
4.000%, 11/12/2021 (2)	8,000,000	7,913,910
2.850%, 09/26/2024 (2)	8,600,000	8,172,232
Wabtec Corp.:
4.375%, 08/15/2023	12,302,000	12,121,509
3.450%, 11/15/2026	5,000,000	4,611,122
Waste Management, Inc.,
3.125%, 03/01/2025	4,000,000	4,141,355
Western Midstream Operating LP,
4.500%, 03/01/2028	7,195,000	3,452,771
Williams Companies, Inc.:
4.125%, 11/15/2020	1,635,000	1,616,274
3.700%, 01/15/2023	1,775,000	1,641,094
4.300%, 03/04/2024	14,329,000	13,408,018
WRKCo, Inc.,
3.900%, 06/01/2028	8,275,000	8,249,753
Yara International ASA,
3.800%, 06/06/2026 (1)(2)	650,000	636,482
Zimmer Biomet Holdings, Inc.,
3.700%, 03/19/2023	10,000,000	10,254,783
Zoetis, Inc.:
3.250%, 02/01/2023	7,500,000	7,647,343
4.500%, 11/13/2025	2,000,000	2,080,316
Total Industrials (Cost $936,835,765)		913,189,704	20.8%

Utilities
Ausgrid Finance Pty Ltd.,
3.850%, 05/01/2023 (1)(2)	6,200,000	6,497,969
Avangrid, Inc.,
3.800%, 06/01/2029	10,975,000	11,222,098
Berkshire Hathaway Energy Co.,
4.050%, 04/15/2025 (2)	14,925,000	16,164,520
Edison International:
2.950%, 03/15/2023	2,650,000	2,516,205
4.125%, 03/15/2028	13,600,000	13,007,840
Enel Finance International NV:
3.625%, 05/25/2027 (1)(2)	1,550,000	1,572,134
3.500%, 04/06/2028 (1)(2)	13,550,000	13,553,893
FirstEnergy Corp.,
2.050%, 03/01/2025	6,450,000	6,037,226
Oncor Electric Delivery Co. LLC,
2.750%, 05/15/2030 (2)	6,000,000	6,233,110
PPL Capital Funding, Inc.,
3.400%, 06/01/2023	2,475,000	2,541,815
PSEG Power LLC,
5.125%, 04/15/2020	220,000	220,086
RGS I&M Funding Corp.,
9.820%, 12/07/2022	394,147	395,920
Talent Yield Investments Ltd.,
4.500%, 04/25/2022 (1)(2)	3,800,000	3,980,781
Total Utilities (Cost $82,323,961)		83,943,597	1.9%

Financials
ABN AMRO Bank NV,
4.750%, 07/28/2025 (1)(2)	8,650,000	8,661,136
AerCap Holdings NV,
2.875%, 08/14/2024 (1)	5,000,000	3,980,984
Aetna, Inc.,
2.800%, 06/15/2023	4,010,000	4,016,511
AIA Group Ltd.,
3.200%, 03/11/2025 (1)(2)	3,000,000	3,072,705
Air Lease Corp.,
2.250%, 01/15/2023	3,800,000	3,157,197
American International Group, Inc.:
4.875%, 06/01/2022	6,000,000	6,158,471
4.125%, 02/15/2024	1,000,000	1,045,478
AmSouth Bancorporation,
6.750%, 11/01/2025	630,000	754,618
Anthem, Inc.:
3.350%, 12/01/2024	10,000,000	10,180,286
2.375%, 01/15/2025	5,000,000	4,950,819
ANZ New Zealand (Int'l) Ltd.,
2.125%, 07/28/2021 (1)(2)	1,200,000	1,190,873
Banco Santander SA,
3.500%, 04/11/2022 (1)	4,400,000	4,353,141
Bank of America Corp.:
3.300%, 01/11/2023	4,710,000	4,879,748
2.816%, 07/21/2023 (3 Month LIBOR USD + 0.930%) (3)	3,500,000	3,514,388
4.000%, 04/01/2024	1,596,000	1,691,575
3.864%, 07/23/2024 (3 Month LIBOR USD + 0.940%) (3)	10,000,000	10,462,817
3.458%, 03/15/2025 (3 Month LIBOR USD + 0.970%) (3)	5,060,000	5,217,943
3.093%, 10/01/2025 (3 Month LIBOR USD + 1.090%) (3)	3,295,000	3,303,625
3.705%, 04/24/2028 (3 Month LIBOR USD + 1.512%) (3)	5,050,000	5,163,482
3.419%, 12/20/2028 (3 Month LIBOR USD + 1.040%) (3)	1,519,000	1,566,906
Bank of Montreal,
3.300%, 02/05/2024 (1)	10,000,000	10,318,533
Bank of New Zealand,
3.500%, 02/20/2024 (1)(2)	5,000,000	5,244,751
Bank of Nova Scotia,
4.500%, 12/16/2025 (1)	7,000,000	7,191,891
Banque Federative du Credit Mutuel SA,
3.750%, 07/20/2023 (1)(2)	8,000,000	8,148,929
Barclays Bank PLC,
10.180%, 06/12/2021 (1)(2)	5,000,000	5,341,526
Barclays PLC:
3.250%, 01/12/2021 (1)	2,000,000	1,986,580
3.684%, 01/10/2023 (1)	7,350,000	7,370,236
3.932%, 05/07/2025 (3 Month LIBOR USD + 1.610%) (1)(3)	4,500,000	4,317,920
4.337%, 01/10/2028 (1)	2,275,000	2,312,617
BBVA USA:
2.875%, 06/29/2022	3,475,000	3,388,192
3.875%, 04/10/2025	4,200,000	3,975,466
BNP Paribas SA:
3.500%, 03/01/2023 (1)(2)	10,000,000	10,031,253
2.819%, 11/19/2025 (3 Month LIBOR USD + 1.111%) (1)(2)(3)	5,000,000	4,938,838
BNZ International Funding Ltd.:
2.100%, 09/14/2021 (1)(2)	10,000,000	9,899,463
3.375%, 03/01/2023 (1)(2)	2,000,000	2,055,933
Boston Properties LP,
3.200%, 01/15/2025	12,175,000	12,287,008
BPCE SA:
5.700%, 10/22/2023 (1)(2)	5,375,000	5,521,629
4.000%, 04/15/2024 (1)	3,500,000	3,628,929
4.625%, 07/11/2024 (1)(2)	10,000,000	9,830,519
Brown & Brown, Inc.:
4.200%, 09/15/2024	10,461,000	11,032,760
4.500%, 03/15/2029	5,000,000	5,383,149
Capital One NA,
2.650%, 08/08/2022	12,150,000	12,034,682
Charles Schwab Corp.,
4.200%, 03/24/2025	10,000,000	10,551,212
Citigroup, Inc.:
2.876%, 07/24/2023 (3 Month LIBOR USD + 0.950%) (3)	2,000,000	2,015,377
3.750%, 06/16/2024	500,000	506,254
3.352%, 04/24/2025 (3 Month LIBOR USD + 0.897%) (3)	10,040,000	10,287,973
3.887%, 01/10/2028 (3 Month LIBOR USD + 1.563%) (3)	9,000,000	9,256,734
Citizens Bank NA,
2.550%, 05/13/2021	2,000,000	1,998,020
CNA Financial Corp.:
5.750%, 08/15/2021	1,385,000	1,419,396
7.250%, 11/15/2023	1,980,000	2,223,960
4.500%, 03/01/2026	5,070,000	5,246,320
3.900%, 05/01/2029	4,000,000	3,986,385
Cooperatieve Rabobank UA:
3.950%, 11/09/2022 (1)	2,250,000	2,271,166
4.625%, 12/01/2023 (1)	7,400,000	7,650,285
3.750%, 07/21/2026 (1)	1,276,000	1,229,252
Credit Agricole SA,
3.375%, 01/10/2022 (1)(2)	7,400,000	7,384,707
Credit Suisse Group AG:
3.574%, 01/09/2023 (1)(2)	1,000,000	1,009,000
4.207%, 06/12/2024 (3 Month LIBOR USD + 1.240%) (1)(2)(3)	4,000,000	3,932,057
2.593%, 09/11/2025 (SOFR + 1.560%) (1)(2)(3)	7,000,000	6,650,287
Credit Suisse Group Funding Guernsey Ltd.,
3.800%, 06/09/2023 (1)	9,000,000	9,098,085
Deutsche Bank AG:
2.950%, 08/20/2020 (1)	3,000,000	2,972,881
3.150%, 01/22/2021 (1)	1,500,000	1,465,424
4.250%, 10/14/2021 (1)	7,000,000	6,691,555
3.300%, 11/16/2022 (1)	5,175,000	4,848,705
Discover Financial Services:
3.950%, 11/06/2024	4,200,000	4,264,276
4.100%, 02/09/2027	9,000,000	8,819,528
First Horizon National Corp.,
3.500%, 12/15/2020	13,196,000	13,064,045
Goldman Sachs Group, Inc.:
2.350%, 11/15/2021	3,160,000	3,156,145
3.000%, 04/26/2022	5,000,000	5,036,672
3.500%, 01/23/2025	2,000,000	2,044,680
3.272%, 09/29/2025 (3 Month LIBOR USD + 1.201%) (3)	3,500,000	3,556,983
3.691%, 06/05/2028 (3 Month LIBOR USD + 1.510%) (3)	4,000,000	4,107,045
4.223%, 05/01/2029 (3 Month LIBOR USD + 1.301%) (3)	3,100,000	3,299,145
Guardian Life Global Funding:
2.000%, 04/26/2021 (2)	4,350,000	4,334,664
3.400%, 04/25/2023 (2)	9,000,000	9,206,274
Hartford Financial Services Group, Inc.,
2.800%, 08/19/2029	3,625,000	3,524,914
High Street Funding Trust I,
4.111%, 02/15/2028 (2)	5,000,000	4,947,087
Highmark, Inc.,
4.750%, 05/15/2021 (2)	2,000,000	2,060,798
HSBC Holdings PLC:
3.262%, 03/13/2023 (3 Month LIBOR USD + 1.055%) (1)(3)	10,140,000	10,130,774
3.600%, 05/25/2023 (1)	2,700,000	2,725,605
3.803%, 03/11/2025 (3 Month LIBOR USD + 1.211%) (1)(3)	3,000,000	3,085,603
3.973%, 05/22/2030 (3 Month LIBOR USD + 1.610%) (1)(3)	1,000,000	1,024,334
Humana, Inc.,
2.900%, 12/15/2022	6,275,000	6,240,986
Huntington Bancshares, Inc.:
3.150%, 03/14/2021	1,585,000	1,589,096
2.300%, 01/14/2022	1,300,000	1,288,804
ING Bank NV:
5.000%, 06/09/2021 (1)(2)	2,000,000	2,062,327
5.800%, 09/25/2023 (1)(2)	986,000	1,068,254
ING Groep NV,
3.550%, 04/09/2024 (1)	4,000,000	4,019,307
Invesco Finance PLC,
3.125%, 11/30/2022 (1)	4,750,000	4,740,032
Jackson National Life Global Funding,
3.250%, 01/30/2024 (2)	10,350,000	10,299,887
Jefferies Group LLC:
6.875%, 04/15/2021	2,000,000	2,013,711
4.850%, 01/15/2027	1,425,000	1,410,628
John Hancock Life Insurance Co.,
7.375%, 02/15/2024 (2)	11,325,000	13,219,920
JPMorgan Chase & Co.:
2.295%, 08/15/2021	2,500,000	2,497,415
4.500%, 01/24/2022	3,000,000	3,133,561
3.031%, 10/24/2023 (3 Month LIBOR USD + 1.230%) (3)	5,035,000	4,873,427
4.023%, 12/05/2024 (3 Month LIBOR USD + 1.000%) (3)	20,000,000	21,191,526
2.301%, 10/15/2025 (SOFR + 1.160%) (3)	13,000,000	12,935,108
2.005%, 03/13/2026 (SOFR + 1.585%) (3)	7,625,000	7,582,326
KeyBank NA:
3.180%, 05/22/2022	2,750,000	2,759,092
3.400%, 05/20/2026	2,200,000	2,280,180
LeasePlan Corp. NV,
2.875%, 10/24/2024 (1)(2)	10,000,000	9,795,768
Liberty Mutual Group, Inc.:
4.250%, 06/15/2023 (2)	966,000	983,484
4.569%, 02/01/2029 (2)	1,559,000	1,722,615
Life Storage LP,
3.875%, 12/15/2027	8,000,000	7,187,744
Lloyds Bank PLC:
3.000%, 01/11/2022 (1)	7,000,000	6,938,563
4.050%, 08/16/2023 (1)	4,580,000	4,719,897
Macquarie Bank Ltd.,
6.625%, 04/07/2021 (1)(2)	5,482,000	5,657,297
Macquarie Group Ltd.:
3.189%, 11/28/2023 (3 Month LIBOR USD + 1.023%) (1)(2)(3)	5,250,000	5,379,554
4.150%, 03/27/2024 (3 Month LIBOR USD + 1.330%) (1)(2)(3)	4,000,000	4,184,369
Marsh & McLennan Companies, Inc.,
3.875%, 03/15/2024	1,550,000	1,603,272
Massachusetts Mutual Life Insurance Co.,
7.625%, 11/15/2023 (2)	12,053,000	13,650,728
MBIA Insurance Corp.,
13.091%, 01/15/2033 (3 Month LIBOR USD + 11.260%) (2)(3)(8)	500,000	265,000
Metropolitan Life Global Funding I,
3.000%, 01/10/2023 (2)	1,300,000	1,319,256
Mitsubishi UFJ Financial Group, Inc.:
2.190%, 09/13/2021 (1)	1,656,000	1,633,754
2.998%, 02/22/2022 (1)	2,595,000	2,644,135
3.455%, 03/02/2023 (1)	2,000,000	2,051,594
2.193%, 02/25/2025 (1)	5,000,000	4,973,889
Mizuho Financial Group, Inc.:
2.601%, 09/11/2022 (1)	5,000,000	4,971,170
4.600%, 03/27/2024 (1)(2)	7,000,000	7,334,951
3.922%, 09/11/2024 (3 Month LIBOR USD + 1.000%) (1)(3)	3,000,000	3,115,143
Morgan Stanley:
3.201%, 10/24/2023 (3 Month LIBOR USD + 1.400%) (3)	7,000,000	6,758,500
3.125%, 07/27/2026	4,600,000	4,717,147
MUFG Americas Holdings Corp.,
3.500%, 06/18/2022	225,000	229,056
Nationwide Building Society:
3.766%, 03/08/2024 (3 Month LIBOR USD + 1.064%) (1)(2)(3)	5,000,000	4,842,106
4.000%, 09/14/2026 (1)(2)	10,000,000	9,651,289
Nationwide Financial Services, Inc.,
5.375%, 03/25/2021 (2)	1,478,000	1,494,946
Nationwide Mutual Insurance Co.,
8.250%, 12/01/2031 (2)	2,195,000	3,200,001
Nordea Bank AB,
4.250%, 09/21/2022 (1)(2)	12,850,000	12,660,039
Peachtree Corners Funding Trust,
3.976%, 02/15/2025 (2)	6,000,000	5,969,035
People's United Bank NA,
4.000%, 07/15/2024	5,000,000	5,052,100
Pine Street Trust I,
4.572%, 02/15/2029 (2)	5,000,000	4,744,956
Principal Life Global Funding II,
3.000%, 04/18/2026 (2)	7,000,000	6,922,601
Protective Life Corp.,
4.300%, 09/30/2028 (2)	1,400,000	1,327,229
Prudential Insurance Co. of America,
8.300%, 07/01/2025 (2)	8,300,000	10,034,653
Regions Financial Corp.,
2.750%, 08/14/2022	4,725,000	4,673,428
Reliance Standard Life Global Funding II:
3.050%, 01/20/2021 (2)	5,000,000	4,961,700
2.750%, 01/21/2027 (2)	11,775,000	10,945,201
Royal Bank of Scotland Group PLC:
4.269%, 03/22/2025 (3 Month LIBOR USD + 1.762%) (1)(3)	2,000,000	2,083,258
5.076%, 01/27/2030 (3 Month LIBOR USD + 1.905%) (1)(3)	4,700,000	4,681,935
4.445%, 05/08/2030 (3 Month LIBOR USD + 1.871%) (1)(3)	6,850,000	7,137,998
Santander UK Group Holdings PLC:
3.125%, 01/08/2021 (1)	2,475,000	2,469,217
3.373%, 01/05/2024 (3 Month LIBOR USD + 1.080%) (1)(3)	2,500,000	2,521,528
4.796%, 11/15/2024 (3 Month LIBOR USD + 1.570%) (1)(3)	5,000,000	5,236,189
Santander UK PLC:
2.125%, 11/03/2020 (1)	4,500,000	4,474,154
5.000%, 11/07/2023 (1)(2)	3,675,000	3,702,710
Skandinaviska Enskilda Banken AB,
2.450%, 05/27/2020 (1)(2)	8,500,000	8,503,400
SMBC Aviation Capital Finance DAC:
3.000%, 07/15/2022 (1)(2)	4,000,000	4,029,903
3.550%, 04/15/2024 (1)(2)	6,075,000	6,482,975
Societe Generale SA:
2.500%, 04/08/2021 (1)(2)	2,150,000	2,113,278
5.200%, 04/15/2021 (1)(2)	1,250,000	1,275,622
4.250%, 09/14/2023 (1)(2)	5,000,000	5,109,377
5.000%, 01/17/2024 (1)(2)	3,350,000	3,367,731
4.250%, 04/14/2025 (1)(2)	4,814,000	4,687,854
Standard Chartered PLC:
3.050%, 01/15/2021 (1)(2)	10,350,000	10,186,297
3.785%, 05/21/2025 (3 Month LIBOR USD + 1.560%) (1)(2)(3)	4,125,000	4,056,568
2.819%, 01/30/2026 (3 Month LIBOR USD + 1.209%) (1)(2)(3)	5,000,000	4,737,279
Stifel Financial Corp.,
4.250%, 07/18/2024	10,139,000	10,314,318
Sumitomo Mitsui Financial Group, Inc.,
2.442%, 10/19/2021 (1)	6,200,000	6,196,509
Synchrony Financial:
3.750%, 08/15/2021	5,000,000	5,009,705
4.250%, 08/15/2024	5,275,000	5,078,100
3.700%, 08/04/2026	3,000,000	2,749,567
Trinity Acquisition PLC,
4.400%, 03/15/2026 (1)	1,125,000	1,171,976
UBS Group Funding Switzerland AG:
2.950%, 09/24/2020 (1)(2)	6,225,000	6,235,429
2.650%, 02/01/2022 (1)(2)	5,000,000	4,922,119
3.491%, 05/23/2023 (1)(2)	3,050,000	3,083,487
Voya Financial, Inc.:
3.125%, 07/15/2024	3,350,000	3,328,705
3.650%, 06/15/2026	2,410,000	2,413,620
WEA Finance LLC / Westfield UK & Europe Finance PLC,
3.250%, 10/05/2020 (2)	7,500,000	7,425,972
Wells Fargo & Co.:
2.625%, 07/22/2022	10,000,000	10,032,429
3.007%, 10/31/2023 (3 Month LIBOR USD + 1.230%) (3)	5,000,000	4,770,431
2.164%, 02/11/2026 (3 Month LIBOR USD + 0.750%) (3)	5,000,000	4,898,417
Westpac Banking Corp.:
2.100%, 05/13/2021 (1)	5,000,000	5,000,328
2.940%, 02/04/2030 (5 Year CMT Rate + 1.350%) (1)(3)	2,000,000	1,918,561
Willis North America, Inc.:
3.600%, 05/15/2024	8,150,000	8,410,400
4.500%, 09/15/2028	8,500,000	9,338,714
Willis Towers Watson PLC,
5.750%, 03/15/2021 (1)	3,450,000	3,535,146
Total Financials (Cost $908,422,511)		910,860,077	20.8%
Total Corporate Bonds		1,907,993,378	43.5%

Municipal Bonds
Alabama Economic Settlement Authority,
3.163%, 09/15/2025	3,910,000	4,037,935
California School Finance Authority,
4.426%, 07/01/2020	2,500,000	2,517,800
Central Valley Support Joint Powers Agency,
5.326%, 09/01/2022	2,000,000	2,177,000
City of Berwyn IL:
5.790%, 12/01/2022	880,000	926,842
5.790%, 12/01/2022	2,265,000	2,269,621
County of Cook IL,
5.240%, 11/15/2025 (Callable 11/15/2021)	2,345,000	2,463,376
County of Hamilton OH,
3.374%, 06/01/2034	10,000,000	10,574,800
Iowa Tobacco Settlement Authority,
6.500%, 06/01/2023 (Callable 05/01/2020)	595,000	595,078
New Jersey Economic Development Authority:
0.000%, 02/15/2021	3,000,000	2,964,300
0.000%, 02/15/2022	2,000,000	1,911,560
Niagara Area Development Corp.:
3.004%, 05/01/2025	1,000,000	998,830
3.204%, 05/01/2026	1,995,000	1,987,160
3.272%, 05/01/2027	2,060,000	2,044,158
3.372%, 05/01/2028	2,130,000	2,106,847
3.422%, 05/01/2029	2,200,000	2,175,096
North Carolina Housing Finance Agency:
4.000%, 01/01/2030 (Callable 07/01/2021)	165,000	166,734
3.000%, 01/01/2033 (Callable 01/01/2025)	2,090,000	2,132,030
North East Texas Independent School District,
5.240%, 08/01/2027	2,100,000	2,564,415
South Dakota Housing Development Authority,
2.700%, 11/01/2036 (Callable 11/01/2025)	1,120,000	1,148,571
Winnebago & Boone Counties School District No. 205:
3.800%, 12/01/2026 (Callable 12/01/2025)	2,200,000	2,362,140
3.950%, 12/01/2027 (Callable 12/01/2025)	1,700,000	1,823,369
Total Municipal Bonds (Cost $48,290,008)		49,947,662	1.1%

Residential Mortgage-Backed Securities
U.S. Government Agency Issues
Fannie Mae REMIC Trust:
Series 1990-108, Class G, 7.000%, 09/25/2020	49	50
Series G-29, Class O, 8.500%, 09/25/2021	45	46
Series 1991-137, Class H, 7.000%, 10/25/2021	3,957	4,061
Series 1993-32, Class H, 6.000%, 03/25/2023	4,057	4,276
Federal Gold Loan Mortgage Corp. (FGLMC):
6.000%, 06/01/2021	10,562	10,790
6.000%, 07/01/2028	2,943	3,310
Federal Home Loan Mortgage Corp. (FHLMC),
Series 1395, Class G, 6.000%, 10/15/2022	1,827	1,908
Total U.S. Government Agency Issues (Cost $23,386)		24,441	0.0%
Non-U.S. Government Agency Issues
Alternative Loan Trust:
Series 2005-50CB, Class 4A1, 5.000%, 11/25/2020 (6)	21,881	21,197
Series 2005-85CB, Class 3A1, 5.250%, 02/25/2021 (6)	39,299	37,581
Series 2006-7CB, Class 3A1, 5.250%, 05/25/2021 (6)	90,693	88,353
Series 2004-8CB, Class A, 1.217%, 06/25/2034 (1 Month LIBOR USD + 0.270%) (3)	539,044	523,897
Series 2005-11CB, Class 2A1, 5.500%, 06/25/2035 (6)	30,087	26,778
AMRESCO Residential Securities Corp. Mortgage Loan Trust,
Series 1998-1, Class A6, 6.510%, 08/25/2027 (4)	228	230
Argent Securities Inc. Asset-Backed Pass-Through Certificates:
Series 2005-W3, Class A2D, 1.287%, 11/25/2035 (1 Month LIBOR USD + 0.340%) (3)	507,229	497,017
Series 2005-W5, Class A1, 1.182%, 01/25/2036 (1 Month LIBOR USD + 0.235%) (3)	5,363,231	5,044,264
Banc of America Alternative Loan Trust,
Series 2006-2, Class 7A1, 6.000%, 03/25/2021 (6)	29,570	25,880
Banc of America Funding Trust,
Series 2004-2, Class 1CB1, 5.750%, 09/20/2034	1,818,153	1,843,248
Bear Stearns ARM Trust,
Series 2004-5, Class 2A, 4.383%, 07/25/2034 (4)	686,251	627,425
Citigroup Global Markets Mortgage Securities VII, Inc.,
Series 2003-UP2, Class A2, 7.000%, 06/25/2033 (7)	33,119	33,855
Countrywide Asset-Backed Certificates:
Series 2004-12, Class AF6, 4.634%, 03/25/2035 (4)	191	191
Series 2006-13, Class 1AF3, 4.260%, 01/25/2037 (4)	15,764	15,661
CWABS Asset-Backed Certificates Trust:
Series 2005-1, Class AF6, 5.030%, 06/25/2035 (4)	16,254	16,250
Series 2006-9, Class 1AF3, 5.859%, 08/25/2036 (4)(6)	449,692	401,240
Delta Funding Home Equity Loan Trust:
Series 1997-2, Class A6, 7.040%, 06/25/2027	655	601
Series 1999-2, Class A7F, 7.030%, 08/15/2030	142,732	139,724
GSAMP Trust,
Series 2005-WMC2, Class A1B, 1.567%, 11/25/2035 (1 Month LIBOR USD + 0.620%) (3)	679,390	668,791
IMC Home Equity Loan Trust,
Series 1998-1, Class A6, 7.020%, 06/20/2029 (7)	407	404
J.P. Morgan Alternative Loan Trust:
Series 2005-S1, Class 3A1, 5.500%, 10/25/2020	6,632	6,562
Series 2006-A1, Class 2A1, 3.818%, 03/25/2036 (4)(6)	256,114	215,022
New Century Home Equity Loan Trust,
Series 2005-C, Class A1, 1.177%, 12/25/2035 (1 Month LIBOR USD + 0.230%) (3)	462,080	460,349
New Residential Mortgage Loan Trust,
Series 2017-2A, Class A3, 4.000%, 03/25/2057 (2)(4)	3,011,103	3,127,093
RALI Series Trust,
Series 2004-QS6, Class A1, 5.000%, 12/31/2020 (6)	1,454	1,402
RAMP Series Trust,
Series 2005-RS1, Class AI6, 4.713%, 11/25/2034	972	967
Soundview Home Loan Trust,
Series 2003-2, Class A2, 2.247%, 11/25/2033 (1 Month LIBOR USD + 1.300%) (3)	1,188,041	1,139,921
Specialty Underwriting & Residential Finance Trust,
Series 2004-BC4, Class A1A, 1.617%, 10/25/2035 (1 Month LIBOR USD + 0.670%) (3)	1,125,446	1,097,872
Structured Asset Investment Loan Trust,
Series 2004-9, Class A5, 1.947%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	750,907	744,103
Thornburg Mortgage Securities Trust,
Series 2003-5, Class 3A, 3.901%, 10/25/2043 (4)	2,382,324	2,125,388
Towd Point Mortgage Trust:
Series 2015-5, Class A1B, 2.750%, 05/25/2055 (2)(4)	1,325,171	1,314,301
Series 2016-2, Class A1, 3.000%, 08/25/2055 (2)(4)	1,531,021	1,515,880
Series 2017-1, Class A1, 2.750%, 10/25/2056 (2)(4)	14,077,826	14,084,147
Series 2017-5, Class A1, 1.547%, 02/26/2057 (1 Month LIBOR USD + 0.600%) (2)(3)	3,719,908	3,589,203
Series 2019-1, Class A1, 3.750%, 03/25/2058 (2)(4)	8,347,768	8,570,114
Series 2019-4, Class A1, 2.900%, 10/25/2059 (2)(4)	13,510,138	13,217,393
WaMu Mortgage Pass-Through Certificates Trust:
Series 2004-AR3, Class A1, 4.373%, 06/25/2034 (4)	1,812,318	1,627,275
Series 2004-CB2, Class 3A, 6.000%, 08/25/2034	2,162,394	2,192,374
Wells Fargo Home Equity Asset-Backed Securities Trust,
Series 2004-2, Class A33, 1.947%, 10/25/2034 (1 Month LIBOR USD + 1.000%) (3)	2,161,279	1,925,252
Total Non-U.S. Government Agency Issues (Cost $68,183,188)		66,967,205	1.5%
Total Residential Mortgage-Backed Securities (Cost $68,206,574)		66,991,646	1.5%

Commercial Mortgage-Backed Securities
U.S. Government Agency Issues
Freddie Mac Multifamily Structured Pass Through Certificates:
Series K720, Class A2, 2.716%, 06/25/2022	17,125,000	17,554,851
Series K028, Class A2, 3.111%, 02/25/2023	13,850,000	14,506,320
Series K723, Class A2, 2.454%, 08/25/2023	14,500,000	15,007,646
Series K038, Class A2, 3.389%, 03/25/2024	1,650,000	1,778,894
Series K727, Class A2, 2.946%, 07/25/2024	5,400,000	5,706,705
Series K041, Class A2, 3.171%, 10/25/2024	4,895,000	5,286,157
Series K043, Class A2, 3.062%, 12/25/2024	4,250,000	4,575,689
Series K048, Class A2, 3.284%, 06/25/2025 (4)	8,725,000	9,522,219
Series K050, Class A2, 3.334%, 08/25/2025 (4)	12,375,000	13,704,820
Series K734, Class A2, 3.208%, 02/25/2026	9,375,000	10,208,573
Series K068, Class A2, 3.244%, 08/25/2027	9,354,000	10,559,639
Series K071, Class A2, 3.286%, 11/25/2027	7,075,000	8,018,356
Series K073, Class A2, 3.350%, 01/25/2028	9,100,000	10,355,631
Total U.S. Government Agency Issues (Cost $118,876,731)		126,785,500	2.9%
Non-U.S. Government Agency Issues
CD Mortgage Trust,
Series 2017-CD6, Class ASB, 3.332%, 11/15/2050	10,480,000	10,968,148
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class A4, 3.093%, 04/10/2046	11,550,000	11,791,586
Series 2015-GC27, Class A5, 3.137%, 02/10/2048	13,207,400	13,393,861
Series 2015-GC35, Class A4, 3.818%, 11/13/2048	8,795,000	9,429,740
COMM Mortgage Trust,
Series 2013-CR11, Class A4, 4.258%, 08/12/2050	13,000,000	13,811,853
J.P. Morgan Chase Commercial Mortgage Securities Trust,
Series 2013-LC11, Class A4, 2.694%, 04/17/2046	3,058,423	3,065,310
JPMBB Commercial Mortgage Securities Trust,
Series 2013-C12, Class A5, 3.664%, 07/17/2045	3,373,000	3,510,927
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2013-C7, Class A4, 2.918%, 02/16/2046	12,980,000	13,019,963
Series 2014-C16, Class A4, 3.600%, 06/17/2047	13,175,000	13,544,798
Series 2015-C27, Class A4, 3.753%, 12/17/2047	20,340,000	21,264,612
Series 2016-C29, Class ASB, 3.140%, 05/17/2049	5,000,000	5,145,174
Wells Fargo Commercial Mortgage Trust:
Series 2014-LC18, Class ASB, 3.244%, 12/17/2047	15,593,234	15,919,906
Series 2015-P2, Class ASB, 3.656%, 12/17/2048	11,675,000	12,161,468
Series 2015-P2, Class A4, 3.809%, 12/17/2048	19,934,144	20,913,307
WFRBS Commercial Mortgage Trust:
Series 2012-C6, Class A4, 3.440%, 04/15/2045	8,746,638	8,810,327
Series 2014-C24, Class ASB, 3.324%, 11/18/2047	9,418,299	9,624,383
Series 2013-C12, Class ASB, 2.838%, 03/17/2048	5,115,484	5,161,671
Total Non-U.S. Government Agency Issues (Cost $191,591,091)		191,537,034	4.4%
Total Commercial Mortgage-Backed Securities (Cost $310,467,822)		318,322,534	7.3%

Asset Backed Securities
Bank of The West Auto Trust,
Series 2019-1, Class A3, 2.430%, 04/15/2024 (2)	8,100,000	8,078,338
Conseco Financial Corp.:
Series 1998-7, Class A1, 6.320%, 05/01/2029	760,539	763,192
Series 1998-3, Class A5, 6.220%, 03/01/2030	85,243	86,009
Series 1998-4, Class A5, 6.180%, 04/01/2030	43,097	43,390
Dell Equipment Finance Trust,
Series 2019-1, Class A3, 2.830%, 03/22/2024 (2)	11,375,000	11,377,960
Discover Card Execution Note Trust,
Series 2017-A4, Class A4, 2.530%, 10/15/2026	4,000,000	4,022,088
Ford Credit Auto Owner Trust,
Series 2019-1, Class A, 3.520%, 07/15/2030 (2)	10,825,000	11,157,002
Hyundai Auto Lease Securitization Trust,
Series 2020-A, Class A3, 1.950%, 07/15/2023 (2)	15,050,000	15,048,856
MMAF Equipment Finance LLC,
Series 2017-AA, Class A3, 2.040%, 02/16/2022 (2)	2,235,557	2,228,276
Oakwood Mortgage Investors, Inc.,
Series 1999-B, Class A3, 6.450%, 12/15/2023	25,255	25,020
PFS Financing Corp.:
Series 2017-D, Class A, 2.400%, 10/17/2022 (2)	14,555,000	14,330,358
Series 2019-A, Class A2, 2.860%, 04/15/2024 (2)	12,125,000	11,915,587
SoFi Consumer Loan Program LLC,
Series 2017-3, Class A, 2.770%, 05/26/2026 (2)	1,046,427	1,037,326
Toyota Auto Loan Extended Note Trust,
Series 2019-1A, Class A, 2.560%, 11/25/2031 (2)	19,075,000	19,322,758
Verizon Owner Trust,
Series 2019-C, Class A1A, 1.940%, 04/20/2024	10,900,000	10,390,258
Total Asset Backed Securities (Cost $109,789,712)		109,826,418	2.5%
Total Long-Term Investments (Cost $4,191,031,631)		4,302,175,640	98.1%

SHORT-TERM INVESTMENT	Shares
Money Market Mutual Fund
First American Government Obligations Fund, Class U, 0.45% (5)	129,136,722	129,136,722
Total Short-Term Investment (Cost $129,136,722)		129,136,722	2.9%
Total Investments (Cost $4,320,168,353)		4,431,312,362	101.0%
Liabilities in Excess of Other Assets		(45,927,231)	(1.0)%
TOTAL NET ASSETS		$4,385,385,131	100.0%

Notes to Schedule of Investments
CMT - Constant Maturity Treasury
LIBOR - London Inter-bank Offered Rate
SOFR - Secured Overnight Financing Rate
(1)	Foreign security.
(2)
Security as defined in Rule 144A under the Securities Act of 1933 and classified as liquid under the Fund’s liquidity risk management program.  Purchased in a private placement transaction; resale to the public may require registration or may extend only to qualified institutional buyers.  At March 31, 2020, the value of these securities total $812,971,136, which represents 18.54% of total net assets.

(3)	Variable rate security based on a reference index and spread. The rate reported is the rate in effect as of March 31, 2020.
(4)	Variable rate security. The coupon is based on an underlying pool of loans. The rate reported is the rate in effect as of March 31, 2020.
(5)	Seven-day yield.
(6)	Security that, on the last payment date, missed a partial principal or interest payment.
(7)	Step-up bond; the interest rate shown is the rate in effect as of March 31, 2020.
(8)	Security in default.

Baird Intermediate Bond Fund
Schedule of Investments, March 31, 2020 (Unaudited)
Summary of Fair Value Exposure at March 31, 2020 (Unaudited)

The Fund has adopted authoritative fair valuation accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion on changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs") used in pricing the asset or liability.  These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized into three broad levels and described below:

Level 1 - Unadjusted quoted prices in active markets for identical unrestricted securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets, dealer indications, interest rates, yield curves, prepayment speeds, credit risk, default rates, inputs corroborated by observable market data, etc.).
Level 3 - Significant unobservable inputs (including the Fund's own assumptions about the factors that market participants would use in valuing the security) based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2020:

	Level 1	Level 2	Level 3	Total
Long-Term Investments
U.S. Treasury Securities	$–	$1,833,243,028	$–	$1,833,243,028
Other Government Related Securities	–	15,850,974	–	15,850,974
Corporate Bonds	–	1,907,993,378	–	1,907,993,378
Municipal Bonds	–	49,947,662	–	49,947,662
Residential Mortgage-Backed Securities - U.S. Government Agency Issues	–	24,441	–	24,441
Residential Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	66,967,205	–	66,967,205
Commercial Mortgage-Backed Securities - U.S. Government Agency Issues	–	126,785,500	–	126,785,500
Commercial Mortgage-Backed Securities - Non-U.S. Government Agency Issues	–	191,537,034	–	191,537,034
Asset Backed Securities	–	109,826,418	–	109,826,418
Total Long-Term Investments	–	4,302,175,640	–	4,302,175,640
Short-Term Investment
Money Market Mutual Fund	$129,136,722	$–	$–	$129,136,722
Total Short-Term Investment	129,136,722	–	–	129,136,722
Total Investments	$129,136,722	$4,302,175,640	$–	$4,431,312,362

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year's annual report.